LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
Schedule of lease liabilities payable

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Lease liabilities payable:
Within one year	38,998	41,407
Within a period of more than one year but not exceeding two years	34,180	34,843
Within a period of more than two years but not exceeding five years	72,807	73,725
Within a period of more than five years	56,960	62,651
	202,945	212,626
Less: Amounts due for settlement within one year shown under current liabilities	38,998	41,407
Amounts due for settlement after one year shown under non-current liabilities	163,947	171,219